EQUITY - Reserves (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EQUITY
Polar acquisition	$ 421,701,520	$ 421,701,520	$ 421,701,520
Foreign currency translation reserves	(237,077,572)	(168,744,355)	(167,447,157)
Cash flow hedge reserve	(3,094,671)	(2,448,175)	27,087,214
Reserve for employee benefit actuarial gains or losses	(1,915,587)	(1,785,032)	(1,796,285)
Legal and statutory reserves	5,435,538	5,435,538	5,435,538
Total	$ 185,049,228	$ 254,159,496	$ 284,980,830